Average Annual Total Returns - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIP Investment Grade Bond II Portfolio	Apr. 29, 2024
VIP Investment Grade Bond II Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.88%
Since Inception	0.15%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	0.18%	[1]

[1]	A From May 27, 2022 .